Expense Example {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 50%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 50%: Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Asset Manager 50%: Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Asset Manager 50%: Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,785
Fidelity Advisor Asset Manager 50%: Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Asset Manager 50%: Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689